Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards.
While we do not have a formal written policy in place with regard to the timing of awards of SARs or similar awards in relation to the disclosure of material nonpublic information, our equity awards are generally granted on fixed dates determined in advance. Annual equity awards are typically granted to our executives in late January or early February each year. On limited occasions, the Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
Beginning in 2025, the Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our executives during the first regularly scheduled Board and Committee meetings of the year; then equity awards are granted with an effective date on the third full trading day following release of the Company’s fourth quarter earnings.
The Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Committee does not time the release of material nonpublic information based on equity award grant dates. Generally, the Committee uses the Company’s three-month average stock price as of the grant date and a valuation model estimation to determine the number of SARs granted.
Tax and Accounting Implications.
 Section 162(
m) o
f the Internal Revenue Code limits the Company’s ability to deduct compensation in excess of $1,000,000 paid to each of our “covered employees.” “Covered employees” include anyone who served as chief executive officer or chief financial officer during any part of a year and the next three most highly compensated named executive officers for that year. In addition, once a person is considered a “covered employee” that person remains a covered employee in all subsequent years, including after the employee leaves our service or changes roles. Effective for tax years beginning after December 31, 2026, the American Rescue Plan Act of 2021 expands the number of covered employees subject to the Section 162(m) limit to include the next five highest compensated employees after the current year’s covered employees; however, this new group of employees will not retain perpetual “covered employee” status and will be determined annually. Prior to the effective date of the Tax Cuts and Jobs Act of 2017 (“TCJA”), the Section 162(m) limit did not apply to performance-based compensation that met certain conditions. The TCJA, however, eliminated the performance-based compensation exception for compensation paid after December 31, 2017, unless such compensation is paid under an arrangement grandfathered from the application of the TCJA. We have determined that we will not necessarily seek to limit executive compensation to amounts deductible under Section 162(m) if we believe such limitation is not in the best interest of our stockholders. While considering the tax implications of its compensation decisions, the Committee believes its primary focus should be to attract, retain, and motivate executives, and align the executives’ interest with those of our stakeholders.
The Committee operates its compensation programs with the good faith intention of complying with Section 409A of the Internal Revenue Code. We account for stock based payments with respect to our long-term equity incentive award programs in accordance with the requirements of FASB ASC 718.

Award Timing Method	Beginning in 2025, the Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our executives during the first regularly scheduled Board and Committee meetings of the year; then equity awards are granted with an effective date on the third full trading day following release of the Company’s fourth quarter earnings.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false